16. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets [absract]
Schedule of breakdown of and changes in intangible assets
	Weighted average rate (p.a.)	2019	Additions	Write-off	2020
Cost
Goodwill	-	542,302	-	-	542,302
Slots	-	1,038,900	-	-	1,038,900
Software	-	579,370	63,993	(135,629)	507,734
Others	-	10,000	-	-	10,000
Total Cost		2,170,572	63,993	(135,629)	2,098,936

Amortization
Software	25.73%	(389,730)	(91,314)	135,383	(345,661)
Others	20.00%	(4,167)	(2,000)	-	(6,167)
Total Amortization		(393,897)	(93,314)	135,383	(351,828)

Intangible Assets, Net		1,776,675	(29,321)	(246)	1,747,108

Schedule of allocation of goodwill

The Company allocates goodwill to two cash-generating units: GLA and Smiles, and the slots are fully allocated to GLA’s cash-generating unit, as shown below. The results obtained were compared with the carrying amount of each cash-generating unit and, as a result, the Company did not recognize impairment losses on its CGUs.

	Goodwill		Slots
	GLA	Smiles
December 31, 2020
Book value	325,381	216,921	1,038,900
Value in use	20,784,520	6,771,424	21,064,362

Discount rate	13.98%	14.72%	12.20%
Perpetuity growth rate	3.25%	3.25%	3.25%

December 31, 2019
Book value	325,381	216,921	1,038,900
Book value – UGC	3,615,949	161,669	3,615,949
Value in use	26,543,428	6,061,994	21,373,789

Discount rate	12.20%	12.07%	12.85%
Perpetuity growth rate	3.55%	3.55%	3.53%